UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09781

PFS FUNDS

(Exact name of registrant as specified in charter)

1939 Friendship Drive Suite C El Cajon, CA (Address of principal executive offices)	92020 (Zip code)

CT Corporation System

155 Federal St., Suite 700,

Boston, MA 02110

 (Name and address of agent for service)

Registrant’s telephone number, including area code: (619) 588-9700

Date of fiscal year end: November 30

Date of reporting period: August 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Christopher Weil & Company Core Investment Fund

Schedule of Investments
		August 31, 2013 (Unaudited)
Shares/Principal Amount			Fair Value	% of Net Assets

COMMON STOCKS

COMMUNICATIONS

Services - Business Services, NEC
970	priceline.com Incorporated *		$ 910,374

Services - Computer Programming, Data Processing, Etc.
19,500	Facebook, Inc. *		805,233
1,314	Google Inc. Class A * +		1,112,827
			1,918,060

Total for Communications			2,828,434	9.45%

CONSUMER DISCRETIONARY

Apparel & Other Finished Products Of Fabrics & Similar Material
14,600	Under Armour, Inc. *		$ 1,060,544

Retail - Building Materials, Hardware, Garden Supply
8,445	Tractor Supply Company +		1,033,415

Retail - Retail Stores, NEC
8,800	Ulta Salon, Cosmetics & Fragrance, Inc.		873,312

Services - Video Tape Rental
2,800	Netflix, Inc. *		794,948

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
13,188	Ecolab Inc.		1,204,724

Wholesale - Motor Vehicles & Motor Vehicle Parts & Supplies
30,262	LKQ Corporation *		884,861

Total for Consumer Discretionary			5,851,804	19.56%

CONSUMER STAPLES

Food And Kindred Products
16,360	The Hain Celestial Group, Inc. *		1,337,921

Household Appliances
13,100	SodaStream International Ltd. * (Israel)		818,619

Total for Consumer Staples			2,156,540	7.21%

ENERGY

Crude Petroleum & Natural Gas
14,602	Noble Energy, Inc.		897,001

Total for Energy			897,001	3.00%

FINANCIALS

Fire, Marine & Casualty Insurance
25,700	American International Group, Inc.		1,194,022

Services - Business Services, NEC
8,895	FleetCor Technologies, Inc. *		917,163
1,700	Mastercard, Inc.		1,030,336
			1,947,499

Services - Consumer Credit Reporting, Collection Agencies
16,500	Portfolio Recovery Associates, Inc. *		875,160

Total for Financials			4,016,681	13.43%

HEALTH CARE

Pharmaceutical Preparations
18,900	Alkermes plc * (Ireland)		600,075
20,973	Bristol-Myers Squibb Company		874,364
10,000	Jazz Pharmaceuticals plc * (Ireland)		876,900
10,700	Valeant Pharmaceuticals International, Inc. * (Canada)		1,052,238
			3,403,577

Total for Health Care			3,403,577	11.38%

INDUSTRIALS

Motors & Generators
21,100	Generac Holdings Inc. *		835,349

Railroads, Line-Haul Operating
7,072	Kansas City Southern		745,530

Total for Industrials			1,580,879	5.28%

INFORMATION TECHNOLOGY

Computer Peripheral Equipment, NEC
7,900	Stratasys LTD *		847,433

Computer Storage Devices
39,383	EMC Corporation *		1,015,294

Electronic Components & Accessories
24,100	Universal Display Corporation *		834,101

Electronic Computers
2,358	Apple Inc.		1,148,855

Radio & TV Broadcasting & Communications Equipment
20,611	QUALCOMM Incorporated		1,366,097

Total for Information Technology			5,211,780	17.43%

MATERIALS

Metal Mining
60,900	Vale S.A. **		877,569

Total for Materials			877,569	2.93%

Total for Common Stocks (Cost $23,822,000)			$ 26,824,265	89.67%

PURCHASED PUT OPTIONS		Shares Subject
Expiration Date/Exercise Price		to Put

S&P 500 Index *		4,500	$ 34,200
September 2013 Puts @ 1,620

Total for Put Options (Premiums Paid $46,290)			34,200	0.11%

MONEY MARKET FUNDS
3,114,136	Invesco Short Term Investments Treasury Class I 0.02%***		3,114,136	10.41%
	(Cost $3,114,136)

Total Investment Securities			29,972,601	100.19%
	(Cost $26,982,426)

Liabilities In Excess of Other Assets			(56,489)	-0.19%

Net Assets			$ 29,916,112	100.00%

* Non-Income Producing Securities.
** ADR - American Depository Receipt.
*** Variable Rate Security; The Coupon Rate shown represents the rate at August 31, 2013.
+ Portion or all of Security is pledged as collateral for call options written.

Christopher Weil & Company Core Investment Fund

	Schedule of Written Options
	August 31, 2013 (Unaudited)
Underlying Security	Shares Subject	Fair Value
Expiration Date/Exercise Price	to Call

Google Inc. Class A *
October 2013 Calls @ 910.00	1,200	$ 11,880

Tractor Supply Company *
October 2013 Calls @ 125.00	8,000	26,400

Total (Premiums Received $30,335)		$ 38,280

* Non-Income Producing Securities.

See accompanying notes to Schedule of Investment

Christopher Weil & Company Global Dividend Fund

		Schedule of Investments
		August 31, 2013 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS

CONSUMER DISCRETIONARY

Games, Toys & Children's Vehicles (No Dolls & Bicycles)
21,730	Hasbro, Inc.	$ 990,453

Retail - Miscellaneous Shopping Goods Stores
42,200	Staples, Inc.	587,002

Total for Consumer Discretionary		1,577,455	5.61%

CONSUMER STAPLES

Beverages
4,326	Diageo plc **	530,714
10,320	PepsiCo, Inc.	822,814
		1,353,528

Cigarettes
12,895	Altria Group, Inc.	436,883

Converted Paper & Paperboard Products (No Containers/Boxes)
7,256	Kimberly-Clark Corporation	678,291

Food And Kindred Products
5,403	Kraft Foods Inc.	279,713
16,210	Mondelez International, Inc.	497,161
25,782	Unilever plc **	984,357
		1,761,231

Malt Beverages
14,350	Molson Coors Brewing Company Class B	700,137

Total for Consumer Staples		4,930,070	17.53%

ENERGY

Crude Petroleum & Natural Gas
21,421	TOTAL S.A. **	1,184,795

Petroleum Refining
3,562	Chevron Corporation	428,972

Total for Energy		1,613,767	5.74%

FINANCIALS

Savings Institution, Federally Chartered
20,792	HSBC Holdings plc **	1,089,917

Services - Business Services, NEC
35,000	The Western Union Company	613,550

Total for Financials		1,703,467	6.06%

HEALTH CARE

Pharmaceutical Preparations
15,055	AstraZeneca plc **	740,855
7,630	Bristol-Myers Squibb Company	318,095
16,392	GlaxoSmithKline plc **	834,189
16,243	Merck & Co., Inc.	768,131
28,533	Pfizer Inc.	804,916
16,309	Sanofi S.A. **	779,244
		4,245,430

Total for Health Care		4,245,430	15.09%

INDUSTRIALS

Electronic & Other Electrical Equipment (No Computer Equip)
43,867	General Electric Company	1,015,082
31,280	Koninklijke Philips Electronics N.V. **	964,050
		1,979,132

Total for Industrials		1,979,132	7.04%

INFORMATION TECHNOLOGY

Semiconductors & Related Devices
37,961	Intel Corporation	834,383

Total for Information Technology		834,383	2.97%

MATERIALS

Cement, Hydraulic
39,304	CRH plc **	835,210

Chemicals - Diversified
8,693	BASF Aktiengesellschaft **	759,768
12,266	E.I. du Pont de Nemours and Company	694,501
		1,454,269

Converted Paper & Paperboard Products (No Containers/Boxes)
23,831	Avery Dennison Corporation	1,019,014

Metal Mining
13,050	Rio Tinto plc **	588,686

Total for Materials		3,897,179	13.86%

TELECOMMUNICATION SERVICES

Radiotelephone Communications
29,748	Vodafone Group plc **	962,348

Telephone Communications (No Radiotelephone)
12,932	AT&T Inc.	437,489
7,689	BCE Inc. (Canada)	314,941
18,336	BT Group plc **	921,934
71,988	Orange S.A. **	731,398
67,037	Telefonica S.A. **	909,022
10,177	Verizon Communications Inc.	482,186
		3,796,970

Total for Telecommunication Services		4,759,318	16.91%

UTILITIES

Electric Services
26,539	PPL Corporation	814,747

Total for Utilities		814,747	2.90%

Total for Common Stocks (Cost $22,633,538)		$ 26,354,948	93.71%

MONEY MARKET FUNDS
1,690,750	Invesco Short Term Investments Treasury Class I 0.02%***	1,690,750	6.01%
(Cost $1,690,750)

Total Investment Securities		28,045,698	99.72%
(Cost $24,324,288)

Other Assets In Excess of Liabilities		79,898	0.28%

Net Assets		$ 28,125,596	100.00%

* Non-Income Producing Securities.
** ADR - American Depository Receipt.
*** Variable Rate Security; The Coupon Rate shown represents the rate at August 31, 2013.

See accompanying notes to Schedule of Investment

NOTES TO FINANCIAL STATEMENTS

CHRISTOPHER WEIL & COMPANY CORE INVESTMENT FUND AND

CHRISTOPHER WEIL & COMPANY GLOBAL DIVIDEND FUND

August 31, 2013

(Unaudited)

1. SECURITY TRANSACTIONS

For federal income tax purposes, at August 31, 2013 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

                                                                                                                                                               Christopher Weil & Company        Christopher Weil & Company

                                                                                                                                                             Core Investment Fund                   Global Dividend Fund

Cost of Investments

 $26,982,426

                                                 $24,324,288

Premiums Received

 $30,335

    from Options Written

Gross Unrealized Appreciation

                                                                         $3,389,521

                                                                                 $4,218,126

Gross Unrealized Depreciation

                 ($407,291)

                                       ($496,716)

Net Unrealized Appreciation

   (Depreciation) on Investments

                      $2,982,230

                                    $3,721,410

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Funds’ assets, subtracting their liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Funds are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

SHORT SALES: Each Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

OPTIONS: The purchase and writing of options requires additional skills and techniques beyond normal portfolio management, and involves certain risks. The purchase of options limits a Fund’s potential loss to the amount of the premium paid and can afford a Fund the opportunity to profit from favorable movements in the price of the underlying security to a greater extent than if the transaction were effected directly. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or a loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

INCOME TAXES: The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year 2011, or expected to be taken in the Fund’s 2012 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. During the period, the Funds did not incur any interest and penalties.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

EXPENSES: Expenses incurred by the PFS Funds (the “Trust”) that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis.

OTHER: The Funds record security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

3. SECURITIES VALUATIONS

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock). Equity securities are generally valued by using market quotations.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day.  Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security.  When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds.  Money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Options. Option positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these option positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, an option position, is valued at its last bid price except when, in the Advisor’s opinion, the last bid price does not accurately reflect the current value of the option position. When a bid price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 or level 3 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Trustees.  Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets measured at fair value as of August 31, 2013:

Christopher Weil & Company Core Investment Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$26,824,265	$0	$0	$26,824,265
Options Purchased	0	34,200	0	34,200
Money Market Funds	3,114,136	0	0	3,114,136
Total	$29,938,401	$ 34,200	$0	$29,972,601

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$0	$38,280	$0	$38,280
Total	$0	$38,280	$0	$38,280

Christopher Weil & Company Global Dividend Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$26,354,948	$0	$0	$26,354,948
Money Market Funds	1,690,750	0	0	1,690,750
Total	$28,045,698	$0	$0	$28,045,698

Refer to each Fund’s Schedule of Investments for a listing of securities by industry.  The Funds did not hold any Level 3 assets during the three month period ended August 31, 2013. There were no transfers into or out the levels during the three month period ended August 31, 2013. It is the Funds’ policy to consider transfers into or out of the levels as of the end of the reporting period.

4. DERIVATIVES

Core Investment invested in derivatives during the three month period ended August 31, 2013. Global Dividend did not invest in derivatives during the period three month period ended August 31, 2013. The following information summarizes Core Investment Fund’s (defined as the “Fund” for Note 4) use of derivatives:

Transactions in written call options during the three month period ended August 31, 2013 were as follows:

Number of

Premiums

Contracts

 Received

Options outstanding at May 31, 2013

0

      $0

Options written

 422

            $67,309

Options expired

0

         $0

Options exercised

 0

         $0

Options Terminated in closing purchase transactions                                       (330)

                             ($36,974)

Options outstanding at August 31, 2013

 92

 $30,335

As of August 31, 2013, the fair value of long positions which served as collateral for call options written was $1,995,240.

Transactions in purchased put options during the three month period ended August 31, 2013 were as follows:

Number of

Premiums

Contracts

 Received

Options outstanding at May 31, 2013

0

      $0

Options purchased

 541

         $161,182

Options expired

 (450)

         ($91,800)

Options exercised

 0

        $0

Options Terminated in closing purchase transactions                                        (46)

                            ($23,092)

Options outstanding at August 31, 2013

 45

$46,290

The locations on the statement of assets and liabilities of the Fund's derivative positions, which are not accounted for as hedging instruments under GAAP, are as follows:

    Asset

  Liability

                                               Derivatives

           Derivatives

Options Purchased

Written Options at

Included In Investments in

  $34,200

Fair Value

              $38,280

Securities at Fair Value

Realized and unrealized gains and losses on derivatives contracts entered into during the three month period ended August 31, 2013 by the Fund are recorded in the following locations in the Statement of Operations:

                                                                               Realized                                                              Unrealized

Equity Contracts

            Location

                 Gain (Loss)

Location

           Gain (Loss)

Put Options

Net Realized

Change In Unrealized

Purchased

Gain (Loss) on Option           ($47,754)

Appreciation (Depreciation)

($12,090)

Purchased

on Options Purchased

Call Options

Net Realized

Change In Unrealized

Written

Gain (Loss) on Option            $11,474

            Appreciation (Depreciation)

             ($7,945)

Written

on Options Written

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS FUNDS

By: /s/Ross C. Provence

      Ross C. Provence

      President

Date:             10/22/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Ross C. Provence

      Ross C. Provence

      President

Date:             10/22/13

By: /s/Jeffrey R. Provence

       Jeffrey R. Provence

      Chief Financial Officer

Date:             10/22/13